UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-07899

Name of Fund:  BlackRock Index Funds, Inc.
                    BlackRock S&P 500 Index Fund
                    BlackRock Small Cap Index Fund
                    BlackRock International Index Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:

       Robert C. Doll, Jr., Chief Executive Officer, BlackRock Index Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2006 - 06/30/2007

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached. For additional information on portfolio security voting, please refer to Quantitative Master Series LLC Form N-PX filed with the Securities & Exchange Commission.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Index Funds, Inc.
           BlackRock S&P 500 Index Fund
           BlackRock Small Cap Index Fund
           BlackRock International Index Fund


Date: August 13, 2007